COLUMBIA MANAGEMENT GROUP
         Supplement to Prospectuses and Statements of Additional Information

1. On October 13, 2003, the following Funds will change their names as referenced below:

       CURRENT FUND NAME                                                     NEW FUND NAME
       Liberty Strategic Income Fund                                         Columbia Strategic Income Fund
       Liberty Newport Japan Opportunities Fund                              Columbia Newport Japan Opportunities Fund
       Liberty Newport Greater China Fund                                    Columbia Newport Greater China Fund
       Liberty Money Market Fund                                             Columbia Money Market Fund
       Liberty Newport Global Equity Fund                                    Columbia Global Equity Fund
       Liberty Federal Securities Fund                                       Columbia Federal Securities Fund
       Liberty Contrarian Income Fund                                        Columbia Contrarian Income Fund
       Liberty Intermediate Government Income Fund                           Columbia Intermediate Government Income Fund
       Liberty Quality Plus Bond Fund                                        Columbia Quality Plus Bond Fund
       Liberty Corporate Bond Fund                                           Columbia Corporate Bond Fund
       Liberty Tax-Exempt Fund                                               Columbia Tax-Exempt Fund
       Liberty Tax-Exempt Insured Fund                                       Columbia Tax-Exempt Insured Fund
       Liberty Municipal Money Market Fund                                   Columbia Municipal Money Market Fund
       Liberty California Tax-Exempt Fund                                    Columbia California Tax-Exempt Fund
       Liberty Connecticut Tax-Exempt Fund                                   Columbia Connecticut Tax-Exempt Fund
       Liberty Massachusetts Tax-Exempt Fund                                 Columbia Massachusetts Tax-Exempt Fund
       Liberty New York Tax-Exempt Fund                                      Columbia New York Tax-Exempt Fund
       Liberty Large Company Index Fund                                      Columbia Large Company Index Fund
       Liberty U.S. Treasury Index Fund                                      Columbia U.S. Treasury Index Fund
       Liberty Small Company Index Fund                                      Columbia Small Company Index Fund
       Liberty Newport Asia Pacific Fund                                     Columbia Newport Asia Pacific Fund
       Liberty Newport Tiger Fund                                            Columbia Newport Tiger Fund
       Liberty Newport Europe Fund                                           Columbia Europe Fund
       Liberty Income Fund                                                   Columbia Income Fund
       Liberty Intermediate Bond Fund                                        Columbia Intermediate Bond Fund
       Liberty Managed Municipals Fund                                       Columbia Managed Municipals Fund
       Liberty High Yield Municipal Fund                                     Columbia High-Yield Municipal Fund
       Liberty Large Cap Core Fund                                           Columbia Large-Cap Core Fund
       Liberty International Equity Fund                                     Columbia International Equity Fund
       Liberty Global Thematic Equity Fund                                   Columbia Global Thematic Equity Fund
       Liberty European Thematic Equity Fund                                 Columbia European Thematic Equity Fund
       Liberty Floating Rate Advantage Fund                                  Columbia Floating Rate Advantage Fund
       Liberty Floating Rate Fund                                            Columbia Floating Rate Fund

2.   Also on October 13, 2003:

     o the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.



                                                              September 17, 2003

                                THE LIBERTY FUND

       Supplement to Prospectuses and Statement of Additional Information

1.   On October 13,  2003,  the Fund will change its name to  "Columbia  Liberty
     Fund."

2.   Also on October 13, 2003:

o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. Effective October 13, 2003, the Fund will use the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate Index) as performance benchmarks. The Lehman Aggregate Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers Mortgage Backed Securities Index and the Lehman Brothers Asset Backed Securities Index. The advisor believes that using these two indices offers shareholders a more useful comparison for the Fund's relative performance.

4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                 1 Year             5 Years            10 Years
     Lehman Aggregate Index (%)   10.25               7.55               7.51


721-36/425P-0903                                              September 17, 2003

                            LIBERTY SELECT VALUE FUND

       Supplement to Prospectuses and Statement of Additional Information

1.   On October 13, 2003:

     o    The Fund will change its name to "Columbia Mid-Cap Value Fund."

     o The first sentence of the first paragraph under the heading "Principal Investment Strategies" will be replaced with the following sentence:

                         The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in middle capitalization stocks.


2.   Also on October 13, 2003:

     o The Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

3. Effective on October 13, 2003, the Fund will use the Russell Midcap Value Index as its performance benchmark. The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The advisor believes that the Russell Midcap Value Index offers shareholders a more useful comparison for the Fund's relative performance than the Standard & Poor's MidCap 400 Index.

4. On October 13, 2003, the following row will be added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                      1 Year       5 Years         10 Years
     Russell Midcap Value Index (%)   -9.64          2.95            11.06


719-36/420P-0903                                              September 17, 2003